PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,033	$ 5,000
Accumulated depreciation	3,511	3,700
Property and equipment, net	1,522	1,300
Depreciation expense	657	588	627
Reduction of cost and accumulated depreciation	846	10
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,745	3,861
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	670	533
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 618	$ 606